OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1) - CAD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Office Lease Right Of Use Asset And Lease Liability
Beginning period of lease liability	$ 52,207	$ 72,903
Lease payment- base rent portion	(7,041)	(28,056)
Lease liability - accretion expense	1,440	7,360
Ending period of lease liability	46,606	52,207
Current portion	24,154	23,443
Long term portion	$ 22,452	$ 28,764